NATIXIS FUNDS

Supplement dated October 15, 2018 to the Prospectus dated June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM

(each a “Fund” and together the “Funds”)

Effective October 15, 2018 David Belloc has joined the portfolio management team of each Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for each Fund is revised to include the following under “Ostrum US”:

David Belloc, CFA® has served as a portfolio manager of the Fund since 2018.

Ms. Senellart, Mr. Belloc, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Ostrum US”:

David Belloc, CFA® has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of each Fund since 2018. Mr. Belloc serves as a cross-asset portfolio manager at Mirova, which he joined in 2018. Prior to joining Mirova, he was a smart beta portfolio manager with Seeyond. Mr. Belloc graduated from ISFA (Graduate School of Actuarial Science) and holds a DEA in financial sciences from the University of Lyon 1. He holds the designation of Chartered Financial Analyst® and has over 18 years of investment experience.

Ms. Senellart, Mr. Belloc, Mr. Coeslier and Mr. Guez are employees of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Effective October 15, 2018, Xavier Combet no longer serves as a co-portfolio manager of the Funds. Accordingly, effective immediately, all references to Mr. Combet and corresponding disclosure related to Mr. Combet in the Funds’ Prospectus are hereby deleted.

NATIXIS FUNDS

Supplement dated October 15, 2018 to the Statement of Additional Information dated June 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Natixis Sustainable Future 2015 FundSM	Natixis Sustainable Future 2040 FundSM
Natixis Sustainable Future 2020 FundSM	Natixis Sustainable Future 2045 FundSM
Natixis Sustainable Future 2025 FundSM	Natixis Sustainable Future 2050 FundSM
Natixis Sustainable Future 2030 FundSM	Natixis Sustainable Future 2055 FundSM
Natixis Sustainable Future 2035 FundSM	Natixis Sustainable Future 2060 FundSM

(each a “Fund” and together the “Funds)

Effective October 15, 2018, David Belloc has joined the management team of each Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by David Belloc as of June 30, 2018:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance

Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets

David Belloc (Ostrum US)	0	$0	0	$0	2	$129 million	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of October 15, 2018, Mr. Belloc did not own any shares of the Funds.

Effective October 15, 2018, Xavier Combet no longer serves as a co-portfolio manager of the Funds. Accordingly, effective immediately, all references to Mr. Combet and corresponding disclosure related to Mr. Combet in the Funds’ Statement of Additional Information are hereby deleted.